INCOME PER SHARE	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 21 - INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year Ended June 30,
	2010	2011	2012

Numerator:
Net income attributable to Hollysys Automation Technologies Ltd	$25,704,538	$41,469,998	$56,221,847

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	51,243,667	54,564,842	55,659,765
Effect of dilutive securities
Share options	251,062	382,070	148,139
UPO	343,565	-	-
Restricted shares	-	2,368	20,457
Weighted average ordinary shares outstanding used in computing diluted income per share	51,838,294	54,949,280	55,828,361

Income per share – basic	$0.50	$0.76	$1.01

Income per share – diluted	$0.50	$0.75	$1.01

The effects of the performance share options have been excluded from the computation of diluted income per share for the year ended June 30, 2012 as the effect would be antidilutive. The impact of the Incentive Shares has also been excluded from the computation of diluted income per share for the year ended June 30, 2012 because the contingently issuable common shares would not be issued under the terms of the arrangement if the end of the reporting period were the end of the contingency period.